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                    SUPPLEMENT DATED NOVEMBER 1, 2006 TO THE
                   CLASS A, CLASS B, AND CLASS C PROSPECTUSES,
                   CLASS I PROSPECTUSES, CLASS O PROSPECTUSES
              AND CLASS R PROSPECTUSES OF THE FOLLOWING REGISTRANT
                  (DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                                 ING SERIES FUND
                                ING Balanced Fund
                           ING Growth and Income Fund
                                 ING Growth Fund
                             ING Small Company Fund
                          ING Index Plus LargeCap Fund
                           ING Index Plus MidCap Fund
                          ING Index Plus SmallCap Fund
                   ING Strategic Allocation Conservative Fund
                      ING Strategic Allocation Growth Fund
                     ING Strategic Allocation Moderate Fund
                      ING 130/30 Fundamental Research Fund
                              (September 30, 2006)

                          ING International Growth Fund
                     ING Global Science and Technology Fund
                               (February 28, 2006)

                          ING Aeltus Money Market Fund
                             Brokerage Cash Reserves
                                 (July 31, 2006)

                          ING Aeltus Money Market Fund
                                  Class O Shares
                                (November 1, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING BALANCED FUND, ING GROWTH AND INCOME FUND, ING GROWTH FUND, ING SMALL COMPANY FUND, ING INDEX PLUS LargeCap FUND, ING INDEX PLUS MidCap FUND, ING INDEX PLUS SmallCap FUND, ING GLOBAL SCIENCE AND TECHNOLOGY FUND, ING INTERNATIONAL GROWTH FUND, ING AELTUS MONEY MARKET FUND AND BROKERAGE CASH RESERVES

The section entitled "Principal Investment Strategies" found in the prospectuses for each of the above-named funds is amended to add the following:

     The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

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The section entitled "Risks" found in the prospectuses for each of the above-named funds is amended to add the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

ING 130/30 FUNDAMENTAL RESEARCH FUND

The section entitled "Principal Investment Strategies" found in the prospectuses for ING 130/30 Fundamental Research Fund is amended to delete the 4th paragraph and replace it with the following:

     The Fund may invest in initial public offerings and derivatives instruments, including, but not limited to, futures, puts, calls and options. The Fund may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The section entitled "Risks" found in the prospectuses for ING 130/30 Fundamental Research Fund is amended to delete the risk entitled
"Exchange-Traded Funds ("ETFs")" and add the following:

     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

ING BALANCED FUND, ING GROWTH AND INCOME FUND, ING GROWTH FUND, ING SMALL COMPANY FUND, ING INDEX PLUS LargeCap FUND, ING INDEX PLUS MidCap FUND, AND ING INDEX PLUS SmallCap FUND

The section entitled "More Information About Risks - Principal Risks - Other Investment Companies" is deleted in its entirety and replaced with the following:

     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and

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     Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND AND ING INTERNATIONAL GROWTH FUND

The section entitled "More Information About Risks - Other Risks - Other Investment Companies" is deleted in its entirety.

The section entitled "More Information About Risks - Principal Risks" is amended to add the following:

     OTHER INVESTMENT COMPANIES (BOTH FUNDS) The Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the

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     underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

ING AELTUS MONEY MARKET FUND

The section entitled "More Information About Risks - Other Risks - Other Investment Companies" is deleted in its entirety.

The section entitled "More Information About Risks - Principal Risks" is amended to add the following:

     OTHER INVESTMENT COMPANIES The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because

     HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                        SUPPLEMENT DATED NOVEMBER 1, 2006
              TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIS")
                           OF THE FOLLOWING REGISTRANT
            (CLASSES AND DATES OF WHICH ARE INDICATED IN PARENTHESIS)

                                 ING SERIES FUND

                                ING Balanced Fund
                           ING Growth and Income Fund
                                 ING Growth Fund
                             ING Small Company Fund
                          ING Index Plus LargeCap Gund
                           ING Index Plus MidCap Fund
                          ING Index Plus SmallCap Fund
                   INg Strategic Allocation Conservative Fund
                      ING Strategic Allocation Growth Fund
                     ING Strategic Allocation Moderate Fund
       (Classes A, B, C, I, and R and Class O dated September 30, 2006)

                      ING 130/30 Fundamental Research Fund
                (Classes A, B, C and I dated September 30, 2006)

                     ING Global Science and Technology Fund
                          ING International Growth Fund
          (Classes A, B, C, and I and Class O dated February 28, 2006)

                          ING Aeltus Money Market Fund
(Classes A, B, C, and I dated July 31, 2006 and Class O dated November 1, 2006)

                             Brokerage Cash Reserves
                              (Dated July 31, 2006)

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ING BALANCED FUND, ING GROWTH FUND, ING GROWTH AND INCOME FUND, ING INDEX PLUS LargeCap FUND, ING INDEX PLUS MidCap FUND, ING INDEX PLUS SmallCap FUND, ING SMALL COMPANY FUND, ING STRATEGIC ALLOCATION CONSERVATIVE FUND, ING STRATEGIC ALLOCATION GROWTH FUND, ING STRATEGIC ALLOCATION MODERATE FUND

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The chart located in the section of each SAI entitled "Supplemental Description of Fund Investments and Risks - Investments, Investment Strategies and Risks" is amended to add footnote (12) as follows:

     12. The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ING 130/30 FUNDAMENTAL RESEARCH FUND, ING GLOBAL SCIENCE AND TECHNOLOGY FUND AND ING INTERNATIONAL GROWTH FUND

The chart located in the section of each SAI entitled "Supplemental Description of Fund Investments and Risks - Investments, Investment Strategies and Risks" is amended to add footnote (10) as follows:

     10. The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

BROKERAGE CASH RESERVES

The chart located in the section of the SAI entitled "Supplemental Description of Fund Investments and Risks - Investments, Investment Strategies and Risks" is amended to add footnote (3) as follows:

     3. The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ALL FUNDS

The chart in the section of each SAI entitled "Adviser - Advisory Fees" is amended to add the following footnote (1):

(1) To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE